PROSPECTUS SUPPLEMENT dated December 10, 2002
                  to the combined PROSPECTUS dated May 1, 2002
                               (the "Prospectus")

                    WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

                     Wright Selected Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                    Wright U.S. Government Intermediate Fund
                      Wright U.S. Government Near Term Fund
                           Wright Current Income Fund
================================================================================

ELIMINATION OF MASTER-FEEDER STRUCTURE

The Trustees of The Wright Managed Equity Trust and The Wright Managed Income Trust have determined that it is in the best interests of each of the above-referenced funds that each fund no longer be organized as "feeder" funds in a "master/feeder" structure. Accordingly, on December 20, 2002, each fund will redeem its interest in the corresponding "master" portfolio in which such fund invests. Thereafter, Wright Investors' Services Inc. will manage each fund's investments directly in accordance with its investment objective, strategies and policies, rather than indirectly through the "master" portfolio.

As a result of the elimination of the "master/feeder" structure, effective as of December 20, 2002, the following sections of the Prospectus are hereby revised as follows:

o On pages 2, 6, 8, 10 and 14 of the Prospectus, the second sentence of the section captioned "Objective" is deleted.

o On pages 2-3, 6-7, 8-9, 10-11 and 14-15 of the Prospectus, all references to the "portfolio" are replaced with the "fund."

o On pages 3, 7, 9, 11 and 15 of the Prospectus, under the caption "Fees and Expenses" in the table captioned "Annual Fund Operating Expenses," footnote (1) is deleted.

o On page 23 of the Prospectus, the Section captioned "Master/Feeder Fund Structure" is deleted.

                       SUPPLEMENT  dated  December 10, 2002
      to the combined STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2002
                                   (the "SAI")


                    WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

                     Wright Selected Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                    Wright U.S. Government Intermediate Fund
                      Wright U.S. Government Near Term Fund
                           Wright Current Income Fund
================================================================================

ELIMINATION OF MASTER-FEEDER STRUCTURE

As a result of the elimination of the "master/feeder" structure, effective as of December 20, 2002, the following sections of the SAI are hereby revised as follows:

GENERAL

The following revisions are hereby made throughout the SAI:

o All reference to "fund or portfolio" are replaced with "fund."

o All references to "fund (portfolio)" are replaced with "fund."

o All references to "funds and the portfolios" or "non-feeder funds and the portfolios" are replaced with "funds."

o All references to "Trusts/Portfolio" are replaced with "Trusts."

o All references to "Portfolio Trust" are eliminated.

o All references to "Portfolio Investment Advisory Contract" are eliminated.

o All other references to "portfolio" are replaced with "fund."

o All other references to "non-feeder fund" are replaced with "fund."

Page 2:
------

The first full sentence of the paragraph captioned, "Wright Selected Blue Chip Equities Fund (WBC)" is deleted.

Page 3:
------

The first full sentence of the paragraph captioned, "Wright International Blue Chip Equities Fund (WIBC)" is deleted.

Page 4:
------

The first full sentence of the paragraph captioned, "Wright U.S. Government Intermediate Fund (WUSGIF)" is deleted, and all subsequent references to U.S. Government Intermediate Portfolio or "USGIP" are replaced with "WUSGIF."

The first full sentence of the paragraph captioned, "Wright U.S. Government Near Term Fund (WNTB)" is deleted, and all subsequent references to U.S. Government Near Term Portfolio or "USGNTP" are replaced with "WNTB."

The first full sentence of the paragraph captioned,  "Wright Current Income Fund
(WCIF)" is deleted, and all subsequent references to Current Income Portfolio or "CIP" are replaced with "WCIF."

Page 9:
------

The last three paragraphs under the section captioned "Additional Information About the Trust and the Portfolio Trust" are deleted in their entirety.

Page 17:
--------

The last two sentences of the first paragraph under the section captioned "Investment Advisory and Administrative Services" are deleted.

After the last sentence of the paragraph directly above the table captioned "Advisory Fees Paid for the Fiscal Year Ended December 31", the following is inserted:

       For periods during which WBC, WIBC, USGIP, WNTB, WCIF were "feeder" funds in a "master/feeder" structure, these fees include fees paid by the "master" portfolio in which the funds invested.

Page 18
--------

After the last sentence of the paragraph directly above the table captioned "Administration Fees Paid by the Funds for the Fiscal Year Ended December 31", the following is inserted:

       For periods during which WBC, WIBC, USGIP, WNTB, WCIF were "feeder" funds in a "master/feeder" structure, these fees include fees paid by the "master" portfolio in which the funds invested.

The last sentence of the second paragraph following the table captioned "Administration Fees Paid by the Funds for the Fiscal Year Ended December 31"is deleted.